Cover	Oct. 20, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-09819
Entity Tax Identification Number	52-1549373
Entity Address, Address Line One	140 East Shore Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23059-5755
City Area Code	(804)
Local Phone Number	217-5800
Entity Emerging Growth Company	false
Entity Central Index Key	0000826675
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	4991 Lake Brook Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-9245
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DX
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE